TRADE AND OTHER RECEIVABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Trade and other receivables
Trade receivables		Rp 11,339	Rp 11,016
Other receivables		215	256
Total trade and other receivables	$ 822	11,554	11,272
Gross or Cost
Trade and other receivables
Trade receivables		19,699	17,223
Other receivables		442	483
Allowance for expected credit losses
Trade and other receivables
Trade receivables		(8,360)	(6,207)	Rp (5,543)
Other receivables		Rp (227)	Rp (227)